Investment in Associates and Joint Ventures - Summary of Condensed Consolidated Balance Sheets (Detail) - CAD ($) $ in Millions	Jan. 31, 2021	Dec. 31, 2020	Oct. 31, 2020	Jan. 31, 2020
ASSETS
Receivables from brokerage clients, net	$ 41,251		$ 33,951
Other assets, net	17,418		18,856
Total assets	1,735,595		1,715,865	$ 1,457,429
LIABILITIES
Bank deposits	22,994		28,969
Payables to brokerage clients	37,105		35,143
Other liabilities	26,879		30,476
Total liabilities	1,640,170		1,620,366
Stockholders' equity	95,425		95,499
Total liabilities and equity	$ 1,735,595		$ 1,715,865
Charles Schwab Corporation [member]
ASSETS
Receivables from brokerage clients, net		$ 82,401
Available for sale securities		431,450
Other assets, net		188,113
Total assets		701,964
LIABILITIES
Bank deposits		457,821
Payables to brokerage clients		133,247
Other liabilities		39,209
Total liabilities		630,277
Stockholders' equity		71,687
Total liabilities and equity		$ 701,964